Related Party Transactions and Balances - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Beijing Ninetowns Ports [Member] USD ($)	Dec. 31, 2013 Beijing Ninetowns Ports [Member] CNY	Dec. 31, 2012 Beijing Ninetowns Ports [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2012 Beijing Aviation Wanyuan Construction Company Limited [Member] CNY	Dec. 31, 2013 Beijing Aviation Wanyuan Construction Company Limited [Member] Assets Held-for-sale [Member] USD ($)	Dec. 31, 2013 Beijing Aviation Wanyuan Construction Company Limited [Member] Assets Held-for-sale [Member] CNY	Dec. 31, 2013 Dalian Changzheng [Member] USD ($)	Dec. 31, 2013 Dalian Changzheng [Member] CNY	Dec. 30, 2013 Dalian Changzheng [Member]	Dec. 31, 2012 Dalian Changzheng [Member] CNY	Dec. 31, 2013 Aviation Wanyuan [Member] USD ($)	Dec. 31, 2013 Aviation Wanyuan [Member] CNY	Dec. 31, 2012 Aviation Wanyuan [Member] CNY	Dec. 31, 2013 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Amount due from related parties	$ 205	1,237	10,070	$ 202	1,223	67	10,000											$ 2	10
Amount due to related parties			6,140					5,730			67	405		405
Equity method investment percentage																	30.00%
Equity ownership by parent													70.00%	70.00%
Advances from related parties															463	2,805	1,566
Food sales revenues	480	2,907	505
Real estate safety security fee									$ 446	2,700